Application of new and revised international financial reporting standards	12 Months Ended
Dec. 31, 2023
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Disclosure of changes in accounting policies, accounting estimates and errors [text block]
4.	Application of new and revised International Financial Reporting Standards

4.1	Application of new standards and amendments to existing standards
The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of new standards and interpretations effective as of January 1, 2023. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.
New standards and amendments to existing standards applied for the first time:

Standards/Amendments	Effective date
Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8 – Definition of Accounting Estimates	January 1, 2023
IFRS 17 – Insurance Contracts	January 1, 2023
Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IAS 12 – International Tax Reform – Pillar Two Model Rules	May 23, 2023
On February 12, 2021, the IASB published the Amendments to IAS 1 (and Practice Statement 2 Making Materiality Judgements) entitled “Disclosures of Accounting Policies“. In the future, only “material“ accounting policies are to be disclosed in the Notes to the Consolidated Financial Statements. The first-time application of this amendment has only led to a change in presentation of the accounting policies. Going forward, the Group will focus its presentation of accounting policies exclusively on the accounting methods that are significant to an understanding of the financial statements.
All other amendments on standards and interpretations had no effect on the consolidated financial statements of the Group. The Amendments to IAS 12 — International Tax Reform — Pillar Two Model Rules had no impact on the Group’s consolidated financial statements as the Group is not in scope of the Pillar Two model rules as its revenue is less than €750 million per year.

4.2	Assessment of potential impact of future standards and amendments to existing standards
The following standards and amendments to existing standards have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2023:

Standards/Amendments	Effective date	Potentially material effect expected on Immatics financial statements
Amendment to IAS 1 – Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)	January 1, 2024	No
Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements	January 1, 2024	No
Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback	January 1, 2024	No
Amendments to IAS 21 – Lack of Exchangeability	January 1, 2025	No